Loan From a Shareholder	12 Months Ended
Mar. 31, 2025
Loan From a Shareholder [Abstract]
LOAN FROM A SHAREHOLDER

NOTE 11 — LOAN FROM A SHAREHOLDER

Loan from a shareholder consists of the following:

Provider	Loan period	Interest rate	March 31, 2025	March 31, 2024
Hainan Lianhe Enterprise Management Group Co., Ltd.*	December 26, 2023 to December 26, 2024	—	$—	$185,867
Short-term loan from a shareholder			$—	$185,867

The loan from a shareholder was unsecured.

*	Hainan Lianhe Enterprise Management Group Co., Ltd. is a shareholder of the Company.